7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Buildings and Leasehold improvements	$ 70,138	$ 72,134
Furniture and fixtures	5,797	6,970
Equipment	5,735	5,857
Company automobiles	1,235	1,441
Total	82,905	86,402
Less: accumulated depreciation and amortization	(11,985)	(12,585)
Property, equipment and leasehold improvements, net	$ 70,920	$ 73,817